ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 4,268,577	$ 601,218	¥ 4,005,568	¥ 5,764,513
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	52,626	7,412	(105,634)	897,670
Prepaid expenses and other assets	58,265	8,206	987	11,378
Amounts due (from) to related parties	355,262	50,038	443,103	(776,431)
Interest receivable/ payable	(136,355)	(19,206)	(31,315)	(49,996)
Fair value change of foreign exchange options	4,527	638	(4,704)
Net cash provided by operating activities	7,118,350	1,002,598	5,922,515	5,789,700
Cash Flows from Investing Activities:
Loans provided to subsidiaries and VIEs	(92,202,671)	(12,986,475)	(59,826,361)	(40,168,794)
Purchase of foreign exchange options			(14,549)
Proceeds from disposal of short-term investments	303,301	42,719	17,890
Purchase of short-term investments	(248,361)	(34,981)	(57,000)
Net cash used in investing activities	(11,147,789)	(1,570,134)	(7,355,975)	(6,064,328)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing			254,916
Repayments of short-term loans	176,000	24,789	642,952	150,000
Stock repurchase	(636,179)	(89,604)
Net cash from provided by financing activities	1,066,458	150,209	3,204,068	2,263,720
Effect of foreign exchange rate changes	9,615	1,354	(18,192)	(3,411)
Net (decrease) increase in cash and cash equivalents	(2,953,366)	(415,973)	1,752,416	1,985,681
Cash, cash equivalents, and restricted cash, beginning of year	10,512,363	1,480,635	8,759,947	6,774,266
Cash, cash equivalents, and restricted cash, end of year	7,558,997	1,064,662	10,512,363	8,759,947
Supplemental disclosures of cash flow information:
Payables for dividends:			177,518	177,518
Payables for capitalized issuance costs			15,904
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	4,285,336	603,578	4,024,173	5,781,725
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(3,474,800)	(489,417)	(4,058,218)	(5,838,474)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	2,282	321	(31,896)	31,197
Prepaid expenses and other assets	(17,667)	(2,488)	(6,325)
Amounts due (from) to related parties			10,134
Interest receivable/ payable	1,320	186
Fair value change of foreign exchange options	4,527	638	(4,704)
Net cash provided by operating activities	800,998	112,818	(66,836)	(25,552)
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	(378,148)	(53,261)	(2,672,543)	(185,204)
Loans provided to subsidiaries and VIEs	(71,706)	(10,100)	(1,091,928)	(338,982)
Purchase of foreign exchange options			(14,549)
Proceeds from disposal of short-term investments	216,301	30,465	17,890
Purchase of short-term investments	(203,361)	(28,643)
Net cash used in investing activities	319,382	44,983	1,583,956	(153,778)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing			254,916
Payment of Secondary Listing costs	(16,023)	(2,257)	(3,137)
Dividends to shareholders	(941,705)	(132,636)	(988,586)
Repayments of short-term loans			(492,952)
Proceeds from short-term loans			190,179	169,291
Stock repurchase	(636,179)	(89,604)
Net cash from provided by financing activities	(1,593,907)	(224,497)	(1,039,580)	169,291
Effect of foreign exchange rate changes	11,840	1,668	(20,334)	(2,404)
Net (decrease) increase in cash and cash equivalents	(461,687)	(65,028)	457,206	(12,443)
Cash, cash equivalents, and restricted cash, beginning of year	464,323	65,399	7,117	19,560
Cash, cash equivalents, and restricted cash, end of year	¥ 2,636	$ 371	464,323	7,117
Supplemental disclosures of cash flow information:
Payables for dividends:			177,518	¥ 276,991
Payables for capitalized issuance costs			¥ 15,454